Fair Value Measurement (Details 3) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Financial assets
Accrued interest and accounts receivable (included zero and $5.0 at fair value)	$ 70,147,000,000	$ 67,427,000,000
Federal funds sold and securities purchased under resale agreements (included $20.3 and $20.5 at fair value)	222,554,000,000	195,404,000,000
Securities borrowed (included $14.0 and $7.0 at fair value)	123,587,000,000	119,630,000,000
Trading assets	489,892,000,000	411,128,000,000
Securities (included $316.3 and $360.4 at fair value)	316,336,000,000	360,390,000,000
Loans (included $2.0 and $1.4 at fair value)	660,661,000,000	601,856,000,000
Financial liabilities
Deposits (included $4.4 and $4.5 at fair value)	930,369,000,000	938,367,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $4.1 and $3.4 at fair value)	276,644,000,000	261,413,000,000
Commercial paper	35,363,000,000	41,794,000,000
Other borrowed funds (included $9.9 and $5.6 at fair value)	57,309,000,000	55,740,000,000
Trading liabilities	146,166,000,000	125,071,000,000
Accounts payable and other liabilities (included $0.2 and $0.4 at fair value)	74,971,000,000	69,848,000,000
Beneficial interests issued by consolidated VIEs (included $1.5 and $1.4 at fair value)	77,649,000,000	15,225,000,000
Net (depreciation) appreciation	300,000,000	(7,200,000,000)
The Carrying Value and estimated fair value of the Firm's wholesale lending- related commitments [Abstract]
Fair value of other assets	105,291,000,000	107,091,000,000
Fair value [Member]
Financial assets
Accrued interest and accounts receivable (included zero and $5.0 at fair value)	0	5,012,000,000
Federal funds sold and securities purchased under resale agreements (included $20.3 and $20.5 at fair value)	20,299,000,000	20,536,000,000
Securities borrowed (included $14.0 and $7.0 at fair value)	13,961,000,000	7,032,000,000
Financial liabilities
Deposits (included $4.4 and $4.5 at fair value)	4,369,000,000	4,455,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $4.1 and $3.4 at fair value)	4,060,000,000	3,396,000,000
Other borrowed funds (included $9.9 and $5.6 at fair value)	9,931,000,000	5,637,000,000
Beneficial interests issued by consolidated VIEs (included $1.5 and $1.4 at fair value)	1,495,000,000	1,410,000,000
The Carrying Value and estimated fair value of the Firm's wholesale lending- related commitments [Abstract]
Fair value of other assets	18,201,000,000	19,165,000,000
Contractual principal outstanding [Member]
Financial assets
Assets for which fair value approximates carrying value	49,200,000,000	89,400,000,000
Accrued interest and accounts receivable (included zero and $5.0 at fair value)	70,100,000,000	67,400,000,000
Federal funds sold and securities purchased under resale agreements (included $20.3 and $20.5 at fair value)	222,600,000,000	195,400,000,000
Securities borrowed (included $14.0 and $7.0 at fair value)	123,600,000,000	119,600,000,000
Trading assets	489,900,000,000	411,100,000,000
Securities (included $316.3 and $360.4 at fair value)	316,300,000,000	360,400,000,000
Loans (included $2.0 and $1.4 at fair value)	660,700,000,000	601,900,000,000
Mortgage servicing rights at fair value	13,600,000,000	15,500,000,000
Other (included $18.2 and $19.2 at fair value)	64,900,000,000	73,400,000,000
Total financial assets	2,010,900,000,000	1,934,100,000,000
Financial liabilities
Deposits (included $4.4 and $4.5 at fair value)	930,400,000,000	938,400,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $4.1 and $3.4 at fair value)	276,600,000,000	261,400,000,000
Commercial paper	35,400,000,000	41,800,000,000
Other borrowed funds (included $9.9 and $5.6 at fair value)	57,300,000,000	55,700,000,000
Trading liabilities	146,200,000,000	125,100,000,000
Accounts payable and other liabilities (included $0.2 and $0.4 at fair value)	138,200,000,000	136,800,000,000
Beneficial interests issued by consolidated VIEs (included $1.5 and $1.4 at fair value)	77,600,000,000	15,200,000,000
Long-term debt and junior subordinated deferrable interest debentures (included $38.8 and $49.0 at fair value)	247,700,000,000	266,300,000,000
Total financial liabilities	1,909,400,000,000	1,840,700,000,000
The Carrying Value and estimated fair value of the Firm's wholesale lending- related commitments [Abstract]
Wholesale lending-related commitments	700,000,000	900,000,000
Appreciation/(depreciation) [Member]
Financial assets
Assets for which fair value approximates carrying value	0	0
Accrued interest and accounts receivable (included zero and $5.0 at fair value)	0	0
Federal funds sold and securities purchased under resale agreements (included $20.3 and $20.5 at fair value)	0	0
Securities borrowed (included $14.0 and $7.0 at fair value)	0	0
Trading assets	0	0
Securities (included $316.3 and $360.4 at fair value)	0	0
Loans (included $2.0 and $1.4 at fair value)	2,800,000,000	(3,600,000,000)
Mortgage servicing rights at fair value	0	0
Other (included $18.2 and $19.2 at fair value)	100,000,000	(200,000,000)
Total financial assets	2,900,000,000	(3,800,000,000)
Financial liabilities
Deposits (included $4.4 and $4.5 at fair value)	(1,100,000,000)	(1,100,000,000)
Federal funds purchased and securities loaned or sold under repurchase agreements (included $4.1 and $3.4 at fair value)	0	0
Commercial paper	0	0
Other borrowed funds (included $9.9 and $5.6 at fair value)	100,000,000	(200,000,000)
Trading liabilities	0	0
Accounts payable and other liabilities (included $0.2 and $0.4 at fair value)	0	0
Beneficial interests issued by consolidated VIEs (included $1.5 and $1.4 at fair value)	(300,000,000)	0
Long-term debt and junior subordinated deferrable interest debentures (included $38.8 and $49.0 at fair value)	(1,300,000,000)	(2,100,000,000)
Total financial liabilities	(2,600,000,000)	(3,400,000,000)
Estimate of Fair Value, Fair Value Disclosure [Member]
Financial assets
Assets for which fair value approximates carrying value	49,200,000,000	89,400,000,000
Accrued interest and accounts receivable (included zero and $5.0 at fair value)	70,100,000,000	67,400,000,000
Federal funds sold and securities purchased under resale agreements (included $20.3 and $20.5 at fair value)	222,600,000,000	195,400,000,000
Securities borrowed (included $14.0 and $7.0 at fair value)	123,600,000,000	119,600,000,000
Trading assets	489,900,000,000	411,100,000,000
Securities (included $316.3 and $360.4 at fair value)	316,300,000,000	360,400,000,000
Loans (included $2.0 and $1.4 at fair value)	663,500,000,000	598,300,000,000
Mortgage servicing rights at fair value	13,600,000,000	15,500,000,000
Other (included $18.2 and $19.2 at fair value)	65,000,000,000	73,200,000,000
Total financial assets	2,013,800,000,000	1,930,300,000,000
Financial liabilities
Deposits (included $4.4 and $4.5 at fair value)	931,500,000,000	939,500,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $4.1 and $3.4 at fair value)	276,600,000,000	261,400,000,000
Commercial paper	35,400,000,000	41,800,000,000
Other borrowed funds (included $9.9 and $5.6 at fair value)	57,200,000,000	55,900,000,000
Trading liabilities	146,200,000,000	125,100,000,000
Accounts payable and other liabilities (included $0.2 and $0.4 at fair value)	138,200,000,000	136,800,000,000
Beneficial interests issued by consolidated VIEs (included $1.5 and $1.4 at fair value)	77,900,000,000	15,200,000,000
Long-term debt and junior subordinated deferrable interest debentures (included $38.8 and $49.0 at fair value)	249,000,000,000	268,400,000,000
Total financial liabilities	1,912,000,000,000	1,844,100,000,000
The Carrying Value and estimated fair value of the Firm's wholesale lending- related commitments [Abstract]
Wholesale lending-related commitments	$ 900,000,000	$ 1,300,000,000